Long-term debt (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of Long-term Debt Instruments

The below table presents the balance of long-term debt as of March 31, 2021 and March 31, 2022 and the related contractual rates and maturity dates:

	As of
	March 31, 2021				March 31, 2022
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total

	(In millions)

Subordinated debt
Subordinated debt (other than perpetual debt)	2022-2031	7.35% to 10.20%	Rs.	126,240.0	2023-2031	7.35% to 10.20%	Rs.	89,759.4	US$	1,183.1
Perpetual debt—(1)	2023-2030	8.84% to 9.70%		84,976.1	2023-2030	7.55% to 9.70%		93,848.2		1,237.0
Perpetual debt—(2)	—	—		—	2027	3.70%		75,216.3		991.4
Others*
Variable rate—(1)	2022-2024	0.11% to 1.33%		50,935.8	2023-2024	1.40% to 1.80%		40,045.9		527.8
Variable rate—(2)	2022-2025	5.90% to 7.75%		97,418.0	2023-2027	4.40% to 6.90%		82,243.1		1,083.9
Fixed rate	2022-2032	2.80% to 9.56%		815,188.3	2023-2030	2.80% to 9.21%		1,173,220.5		15,463.6

Total			Rs.	1,174,758.2			Rs.	1,554,333.4	US$	20,486.8

*
Variable
rate—(1) and Perpetual debt—(2) represent
 foreign currency debt. Variable rate debt is typically indexed to LIBOR,
T-bill
rates, Marginal cost of funds based lending rates (“MCLR”), among others.

Maturities of Long-Term Debt Disclosures
The scheduled maturities of long-term debt are set out below:

	As of March 31, 2022
	(In millions)

Due in the fiscal year ending March 31:
2023	Rs.	246,509.4	US$	3,249.1
2024		569,939.4		7,512.1
2025		247,262.4		3,259.0
2026		38,998.9		514.0
2027		90,990.6		1,199.3
Thereafter		191,568.2		2,525.0

Total (1)	Rs.	1,385,268.9	US$	18,258.5

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 169,064.5 million (net of debt issuance cost).

Long-term Debt
Schedule of Long-term Debt Instruments
Long-term debt as of March 31, 2021 and March 31, 2022
was
comprised of the following:

	As of March 31,
	2021		2022		2022

	(In millions)

Subordinated debt	Rs.	211,270.0	Rs.	259,452.5	US$	3,419.7
Others*		964,014.9		1,295,854.3		17,079.9
Less: Debt issuance cost		(526.7)		(973.4)		(12.8)

Total	Rs.	1,174,758.2	Rs.	1,554,333.4	US$	20,486.8

*
Includes securities sold under repurchase agreements amounting to Rs. 90,200.0 million with a stated interest rate of 4.0% per annum and Rs. 90,200

m
illion
(US$ 1,188.9 million) with stated interest rate of 4.0% per annum for the year
s
ended March 31, 2021 and March 31, 2022, respectively,

under RBI long-term repo operation with a three- year maturity period.